Premises and Equipment	12 Months Ended
Dec. 31, 2016
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2016	2015
	(In Thousands)
Land and improvements	$2,925	$2,316
Buildings and improvements	17,662	9,857
Furniture and equipment	6,351	4,415
	26,938	16,588
Accumulated depreciation	(13,407)	(10,116)

	$13,531	$6,472

Depreciation expense totaled $726,000,  $551,000 and $572,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $367,000,  $341,000 and $338,000, respectively, for the years ended December 31, 2016, 2015 and 2014. Future minimum rental commitments under noncancellable leases as of December 31, 2016 were as follows (in thousands):

2017	$381
2018	381
2019	386
2020	394
2021	311
Thereafter	1,617
$3,470